Investments - Schedule of Gross Real Estate and Loan Activity (Details) $ in Thousands		1 Months Ended	3 Months Ended					9 Months Ended					11 Months Ended	12 Months Ended
		Feb. 02, 2023 USD ($) Property	Sep. 30, 2025 USD ($)		Sep. 30, 2025 USD ($) PROPERTY		Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 USD ($) Property		Sep. 30, 2024 USD ($) Property	Dec. 31, 2023 USD ($) Property	Dec. 31, 2024 USD ($) Property		Dec. 31, 2022 USD ($) Property
Number of Investment Locations
Number of gross investments | Property		3,084								3,312	[1]	3,206	3,101	3,206		2,866
Number of real estate properties acquired | Property		19								144	[2],[3],[4],[5]		112	122		256
Number of properties securing additions to financing receivables | Property		1								179	[2],[4]		40	88		28
Number of real estate properties and financing receivables sold | Property		(1)								(71)			(40)	(104)		(60)
Principal collections on loans and direct financing receivables | Property		(2)											(7)			(6)
Number of properties, Gross investments		3,101			3,564					3,564			3,206	3,312	[1]	3,084
Dollar Amount of Investments
Gross investments		$ 12,079,843						$ 15,816,145				$ 14,801,634	$ 12,207,484	$ 14,801,634		$ 10,748,937
Acquisition of and additions to real estate		42,452						633,120	[2],[3],[4],[5]				517,624	687,307		1,475,499
Investment in loans and financing receivables	[2],[4]							743,308
Sales of real estate and financing receivables		(760)						(301,158)					(404,939)	(340,247)		(197,530)
Principal collections on loans and direct financing receivables		(468)						(6,247)					(74,408)	(1,636)		(76,868)
Provisions for impairment		0	$ (11,769)				$ (11,370)	(26,260)				$ (28,823)	(25,265)	(31,911)		(16,428)
Other		4,430						(1,473)					(11,362)	(1,180)		(10,997)
Less accumulated depreciation and amortization			(1,469,358)	[6],[7]	$ (1,469,358)	[6],[7]		(1,469,358)	[6],[7]	$ (1,469,358)	[6],[7]			(1,067,526)
Net investments			15,384,729		$ 15,384,729			15,384,729		$ 15,384,729				14,724,941
Investment in loans and financing receivables		82,112											598,990	673,322		158,676
Gross investments		12,207,484	16,854,087					16,854,087					14,801,634	15,816,145		12,079,843
Ground leases
Dollar Amount of Investments
Net change in operating ground lease assets		$ (125)						(3,348)	[8]				$ (737)	$ 5,178		$ (1,446)
Gross investments			$ 15,792,467					$ 15,792,467

[1]	Includes $22.5 million and $23.7 million of interest income receivables associated with certain financing arrangements as of September 30, 2025 and December 31, 2024, respectively.
[2]	Excludes $23.4 million of total tenant improvement advances disbursed in 2025 which were accrued as of December 31, 2024.
[3]	Includes $2.0 million of tenant funded improvements during 2025.
[4]	Includes $63.0 million of total non-cash real estate and financing receivables acquired in connection with holdback arrangements.
[5]	Includes non-cash acquisition of $18.4 million of real estate improvements.
[6]	Includes the below-market lease liabilities ($137.8 million) and the accumulated amortization ($22.0 million) of the liabilities recorded on the condensed consolidated balance sheets as intangible lease liabilities as of September 30, 2025.
[7]	Includes the dollar amount of investments ($33.5 million) and the accumulated depreciation ($5.6 million) related to real estate investments held for sale at September 30, 2025.
[8]	Represents amortization recognized on operating ground lease assets and the disposal of operating ground lease assets net of amortization during the nine months ended September 30, 2025.